12. Income Taxes (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Computed expense at statutory rates	$ 2,048,461	$ 2,148,522
Tax exempt interest & BOLI	(414,855)	(404,382)
Disallowed interest	11,523	13,306
Partnership tax credits	(566,949)	(647,760)
Low income housing investment amortization expense	403,445	443,832
New markets tax credit amortization expense	161,890	147,290
Other	121,115	84,588
Total income tax (benefit) expense	$ 1,764,630	$ 1,785,396